CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	¥ 1,473,455	¥ 2,569,402
Restricted cash	1,006,252	836,761
Notes receivable	77,995	563,144
Dividends receivable	7,085
Accounts receivable from third party customers, net	2,736,294	2,623,897
Accounts receivable from related party customers, net	33,816	129,781
Inventories	3,481,116	2,460,488
Advances to third party suppliers, net	321,329	257,407
Advances to related party suppliers, net	14	24,962
Amount due from related parties	18,849	73,509
Other current assets	821,771	587,725
Deferred tax assets		138,080
Total current assets	9,977,976	10,265,156
Property, plant and equipment, net	6,539,197	5,219,501
Project assets, net	2,945,613	2,338,648
Intangible asset, net	10,188	11,713
Deferred tax assets	458,783	281,603
Advances to third party suppliers, net	60,666	97,429
Prepaid land use rights	525,323	524,208
Investment in joint venture and affiliates	67,656	69,022
Other assets	246,440	223,976
Total assets	20,831,842	19,031,256
Current liabilities:
Short-term borrowings and current portion of long-term borrowings	3,906,869	3,438,122
Accounts payable to third parties	2,836,051	2,018,345
Accounts payable to related parties	645,187	617,180
Tax payables	44,065	43,045
Advances from third party customers	719,016	610,718
Other payables to third parties	1,155,918	1,323,617
Payroll and welfare payables	271,405	300,962
Accrued expenses	303,846	282,655
Amounts due to related parties	83,031	16,196
Total current liabilities	9,965,388	8,650,840
Accrued warranty costs	709,683	533,214
Other long-term liabilities	1,329,243	684,434
Long-term borrowings	2,061,399	2,701,438
Total liabilities	14,065,713	12,569,926
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 237,853,602 and 237,926,352 shares issued and outstanding as of December 31, 2016 and December 31, 2017, respectively)	176	176
Additional paid-in capital	5,651,994	5,651,557
Statutory reserves	755,787	665,753
Retained earnings	422,204	212,113
Accumulated other comprehensive loss	(64,232)	(68,469)
Total shareholders' equity attributable to JA Solar Holdings	6,765,929	6,461,130
Non-controlling interest	200	200
Total shareholders' equity	6,766,129	6,461,330
Total liabilities and shareholders' equity	¥ 20,831,842	¥ 19,031,256